LONG-TERM DEBT AND CREDIT FACILITY - Schedule of Contractual Maturities (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 23, 2020	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt		$ 450.0	$ 450.0
Borrowing costs capitalised		37.8	29.2
5.75% senior notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 454.2	450.0	450.0
Contractual cash flows		605.3	631.1
Borrowing costs capitalised	$ 7.5
5.75% senior notes | Unamortized deferred transactions costs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowing costs capitalised		5.5	6.3
5.75% senior notes | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		25.9	25.9
5.75% senior notes | Later than one year and not later than three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		51.8	51.8
5.75% senior notes | Later than three years and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		51.8	51.8
5.75% senior notes | Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		475.8	501.6
Equipment loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt		16.2	18.9
Contractual cash flows		17.3	20.5
Equipment loans | Unamortized deferred transactions costs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowing costs capitalised		0.1	0.2
Equipment loans | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		9.1	8.5
Equipment loans | Later than one year and not later than three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		6.8	12.0
Equipment loans | Later than three years and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		1.4	0.0
Equipment loans | Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		$ 0.0	$ 0.0